Derivative Financial Instrument - Not designated as Hedging Instrument - Balance Sheet Location (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Derivative financial Instruments Asset, Current	$ 555	$ 0
Derivative financial Instruments Liabilities, Current	0	1,332
Derivative financial Instruments Asset, non- Current	8,269	0
Derivative financial Instruments Liabilities, non- Current	0	1,334
Interest Rate Swap [Member] | Balance Sheet Location [Member]
Derivative financial Instruments Asset, Current	555	0
Derivative financial Instruments Liabilities, Current	0	1,332
Derivative financial Instruments Asset, non- Current	8,269	0
Derivative financial Instruments Liabilities, non- Current	0	1,334
Total Assets	8,824	0
Total Liabilities	$ 0	$ 2,666